Loans, Impaired Loans and Allowance for Credit Losses -Summary of Carrying Value of Exposures by Risk Rating (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[1]	$ 757,283	$ 750,335
Allowance for credit losses		6,372	5,348
Carrying value of loans net of ACL		750,911	744,987
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		344,182	349,279
Allowance for credit losses		1,084	899
Carrying value of loans net of ACL		343,098	348,380
Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		203,279	209,161
Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		89,786	91,917
Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		21,143	19,431
Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		6,852	5,439
Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,305	1,482
Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	18,953	20,463
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,864	1,386
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		104,170	99,431
Allowance for credit losses		2,414	2,137
Carrying value of loans net of ACL		101,756	97,294
Personal loans [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		30,060	30,383
Personal loans [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		28,152	27,969
Personal loans [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		9,324	10,253
Personal loans [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		11,898	9,334
Personal loans [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,302	1,736
Personal loans [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	21,258	18,908
Personal loans [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,176	848
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		17,109	14,518
Allowance for credit losses		1,237	1,083
Carrying value of loans net of ACL		15,872	13,435
Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,031	1,860
Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,418	2,915
Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,378	3,624
Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,549	4,040
Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		858	623
Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	1,875	1,456
Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL		149,073	140,486
Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		104,491	98,979
Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		20,038	19,205
Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		8,529	7,924
Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		4,235	4,007
Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		364	388
Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[2]	11,416	9,983
Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		614,534	603,714
Allowance for credit losses		4,735	4,119
Carrying value of loans net of ACL		609,799	599,595
Total Retail Loans [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		339,861	340,383
Total Retail Loans [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		141,394	142,006
Total Retail Loans [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		43,374	41,232
Total Retail Loans [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		27,534	22,820
Total Retail Loans [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		5,829	4,229
Total Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	53,502	50,810
Total Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,040	2,234
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		291,822	287,107
Allowance for credit losses		1,637	1,229
Carrying value of loans net of ACL		290,185	285,878
Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	2,518	2,358
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,686	2,552
Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		161,353	164,471
Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		121,897	114,814
Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,368	2,912
Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		316,057	296,917
Allowance for credit losses		149	108
Carrying value of undrawn loan commitments net of ACL		315,908	296,809
Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[2]	5,205	4,573
Undrawn loan commitments business and government [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		109	139
Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		241,717	224,236
Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		67,922	67,361
Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		1,104	608
Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		607,879	584,024
Allowance for credit losses		1,786	1,337
Carrying value of loans net of ACL		606,093	582,687
Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	7,723	6,931
Total Non Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,795	2,691
Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		403,070	388,707
Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		189,819	182,175
Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,472	3,520
Stage one exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		332,268	339,758
Allowance for credit losses		265	197
Carrying value of loans net of ACL		332,003	339,561
Stage one exposure [Member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		202,322	208,526
Stage one exposure [Member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		88,909	90,745
Stage one exposure [Member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		19,758	18,399
Stage one exposure [Member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,424	2,759
Stage one exposure [Member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		63	53
Stage one exposure [Member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	17,792	19,276
Stage one exposure [Member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		94,089	90,682
Allowance for credit losses		647	665
Carrying value of loans net of ACL		93,442	90,017
Stage one exposure [Member] | Personal loans [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		29,849	30,098
Stage one exposure [Member] | Personal loans [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		27,594	27,284
Stage one exposure [Member] | Personal loans [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		8,725	8,789
Stage one exposure [Member] | Personal loans [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		8,369	7,059
Stage one exposure [Member] | Personal loans [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		125	81
Stage one exposure [Member] | Personal loans [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	19,427	17,371
Stage one exposure [Member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		14,147	12,078
Allowance for credit losses		414	436
Carrying value of loans net of ACL		13,733	11,642
Stage one exposure [Member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,989	1,813
Stage one exposure [Member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,329	2,756
Stage one exposure [Member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,262	3,434
Stage one exposure [Member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,239	3,042
Stage one exposure [Member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		38	36
Stage one exposure [Member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	1,290	997
Stage one exposure [Member] | Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL		146,447	138,099
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		104,488	98,973
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		20,037	19,196
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		8,518	7,880
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		3,814	3,700
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		68	34
Stage one exposure [Member] | Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[2]	9,522	8,316
Stage one exposure [Member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		586,951	580,617
Allowance for credit losses		1,326	1,298
Carrying value of loans net of ACL		585,625	579,319
Stage one exposure [Member] | Total Retail Loans [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		338,648	339,410
Stage one exposure [Member] | Total Retail Loans [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		139,869	139,981
Stage one exposure [Member] | Total Retail Loans [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		41,263	38,502
Stage one exposure [Member] | Total Retail Loans [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		18,846	16,560
Stage one exposure [Member] | Total Retail Loans [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		294	204
Stage one exposure [Member] | Total Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	48,031	45,960
Stage one exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		276,868	270,315
Allowance for credit losses		535	255
Carrying value of loans net of ACL		276,333	270,060
Stage one exposure [Member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	2,500	2,346
Stage one exposure [Member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		160,148	162,696
Stage one exposure [Member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		114,192	105,251
Stage one exposure [Member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		28	22
Stage one exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		307,884	290,138
Allowance for credit losses		100	67
Carrying value of undrawn loan commitments net of ACL		307,784	290,071
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[2]	5,205	4,573
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		240,044	222,734
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		62,634	62,827
Stage one exposure [Member] | Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		1	4
Stage one exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		584,752	560,453
Allowance for credit losses		635	322
Carrying value of loans net of ACL		584,117	560,131
Stage one exposure [Member] | Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	7,705	6,919
Stage one exposure [Member] | Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		400,192	385,430
Stage one exposure [Member] | Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		176,826	168,078
Stage one exposure [Member] | Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		29	26
Stage two exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		10,050	8,135
Allowance for credit losses		321	296
Carrying value of loans net of ACL		9,729	7,839
Stage two exposure [Member] | Residential mortgages [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		957	635
Stage two exposure [Member] | Residential mortgages [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		877	1,172
Stage two exposure [Member] | Residential mortgages [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,385	1,032
Stage two exposure [Member] | Residential mortgages [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,428	2,680
Stage two exposure [Member] | Residential mortgages [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,242	1,429
Stage two exposure [Member] | Residential mortgages [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	1,161	1,187
Stage two exposure [Member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		8,905	7,901
Allowance for credit losses		1,103	921
Carrying value of loans net of ACL		7,802	6,980
Stage two exposure [Member] | Personal loans [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		211	285
Stage two exposure [Member] | Personal loans [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		558	685
Stage two exposure [Member] | Personal loans [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		599	1,464
Stage two exposure [Member] | Personal loans [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,529	2,275
Stage two exposure [Member] | Personal loans [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,177	1,655
Stage two exposure [Member] | Personal loans [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	1,831	1,537
Stage two exposure [Member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,962	2,440
Allowance for credit losses		823	647
Carrying value of loans net of ACL		2,139	1,793
Stage two exposure [Member] | Credit Card [member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		42	47
Stage two exposure [Member] | Credit Card [member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		89	159
Stage two exposure [Member] | Credit Card [member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		116	190
Stage two exposure [Member] | Credit Card [member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,310	998
Stage two exposure [Member] | Credit Card [member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		820	587
Stage two exposure [Member] | Credit Card [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	585	459
Stage two exposure [Member] | Undrawn loan commitments retail [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments net of ACL		2,626	2,387
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		3	6
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		1	9
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		11	44
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		421	307
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		296	354
Stage two exposure [Member] | Undrawn loan commitments retail [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[2]	1,894	1,667
Stage two exposure [Member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		24,543	20,863
Allowance for credit losses		2,247	1,864
Carrying value of loans net of ACL		22,296	18,999
Stage two exposure [Member] | Total Retail Loans [Member] | Very low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,213	973
Stage two exposure [Member] | Total Retail Loans [Member] | Low probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,525	2,025
Stage two exposure [Member] | Total Retail Loans [Member] | Medium probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,111	2,730
Stage two exposure [Member] | Total Retail Loans [Member] | High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		8,688	6,260
Stage two exposure [Member] | Total Retail Loans [Member] | Very High probability of default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		5,535	4,025
Stage two exposure [Member] | Total Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	5,471	4,850
Stage two exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		12,268	14,240
Allowance for credit losses		383	296
Carrying value of loans net of ACL		11,885	13,944
Stage two exposure [Member] | Business and government [member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	18	12
Stage two exposure [Member] | Business and government [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		1,205	1,775
Stage two exposure [Member] | Business and government [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		7,705	9,563
Stage two exposure [Member] | Business and government [member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		3,340	2,890
Stage two exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		8,064	6,640
Allowance for credit losses		20	24
Carrying value of undrawn loan commitments net of ACL		8,044	6,616
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		1,673	1,502
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		5,288	4,534
Stage two exposure [Member] | Undrawn loan commitments business and government [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL		1,103	604
Stage two exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		20,332	20,880
Allowance for credit losses		403	320
Carrying value of loans net of ACL		19,929	20,560
Stage two exposure [Member] | Total Non Retail Loans [Member] | Loans not graded [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[2]	18	12
Stage two exposure [Member] | Total Non Retail Loans [Member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		2,878	3,277
Stage two exposure [Member] | Total Non Retail Loans [Member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		12,993	14,097
Stage two exposure [Member] | Total Non Retail Loans [Member] | Watch list [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL		4,443	3,494
Stage three exposure [Member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	1,864	1,386
Allowance for credit losses	[3]	498	406
Carrying value of loans net of ACL	[3]	1,366	980
Stage three exposure [Member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	1,864	1,386
Stage three exposure [Member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	1,176	848
Allowance for credit losses	[3]	664	551
Carrying value of loans net of ACL	[3]	512	297
Stage three exposure [Member] | Personal loans [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	1,176	848
Stage three exposure [Member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	3,040	2,234
Allowance for credit losses	[3]	1,162	957
Carrying value of loans net of ACL	[3]	1,878	1,277
Stage three exposure [Member] | Total Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	3,040	2,234
Stage three exposure [Member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	2,686	2,552
Allowance for credit losses	[3]	719	678
Carrying value of loans net of ACL	[3]	1,967	1,874
Stage three exposure [Member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	2,686	2,552
Stage three exposure [Member] | Undrawn loan commitments business and government [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[3]	109	139
Allowance for credit losses	[3]	29	17
Carrying value of undrawn loan commitments net of ACL	[3]	80	122
Stage three exposure [Member] | Undrawn loan commitments business and government [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of undrawn loan commitments before ACL	[3]	109	139
Stage three exposure [Member] | Total Non Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	2,795	2,691
Allowance for credit losses	[3]	748	695
Carrying value of loans net of ACL	[3]	2,047	1,996
Stage three exposure [Member] | Total Non Retail Loans [Member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans before ACL	[3]	$ 2,795	$ 2,691

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
[3]	Stage 3 includes purchased or originated credit-impaired loans.